Shareholder Report, Holdings (Details)	Jun. 30, 2025
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.96%
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.03%
T-REX 2X LONG GME DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.78%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.91%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.94%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	186.63%
T-REX 2X LONG HOOD DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.37%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.64%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	193.65%
T-REX 2X LONG DJT DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.74%
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.79%
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.49%
T-REX 2X LONG RBLX DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.53%
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.12%
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.48%
T-REX 2X LONG ARM DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.07%
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.07%)
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.16%
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	192.16%
T-REX 2X LONG SNOW DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.38%
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
T-REX 2X LONG APPLE DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.32%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.24%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%